Schedule of Accounts Receivable Related Party and Allowance for Credit Loss (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss			$ (4,566)				$ (6,170)	$ (6,170)
Beginning balance	$ 4,566	$ 6,170	4,566	$ 6,170	$ 6,170
Ending balance			4,566	6,170	6,170
Addition					20,368
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related party	740,877		719,117			$ 1,001,185	971,780	990,941
Allowance for credit loss	(740,877)		(719,117)			(1,001,185)	(971,780)	(990,941)
Total
Beginning balance	719,117	971,780	733,296	990,941	970,573
Exchange rate effect	21,760	29,405	(14,179)	(19,161)
Ending balance	$ 740,877	$ 1,001,185	$ 719,117	$ 971,780	$ 990,941